SUMMARY OF MATERIAL ACCOUNTING POLICIES - Gain on Transactions with Bonds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Corporate information and statement of IFRS compliance [abstract]
Gain on transaction with bonds	$ 9,157	$ 13,883	$ 708